Average Annual Total Returns - Class A Class C and Institutional Class - Energy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(37.52%)	(9.56%)	(8.55%)	(38.13%)	(9.97%)	(8.90%)	(22.19%)	(7.01%)	(5.84%)	18.40%	15.22%	13.88%	(35.53%)	(9.36%)	(8.80%)	(36.27%)	(9.84%)	(9.19%)	(21.02%)	(6.89%)	(5.98%)	18.40%	15.22%	13.88%